Costs of sales	12 Months Ended
Dec. 31, 2017
Costs of sales
Costs of sales

Note 15 – Costs of sales

Costs of sales are comprised of the following:

	2017	2016
Per ounce stream purchase cost	$127.4	$95.6
Cost of prepaid ounces	7.7	6.5
Mineral production taxes	2.3	0.5
Oil & gas operating costs	4.6	3.2
	$142.0	$105.8